Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 1
Shareholder Report [Line Items]
Fund Name	CTIVP® – BlackRock Global Inflation-Protected Securities Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP ® – BlackRock Global Inflation-Protected Securities Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 61	0.61%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Non-benchmark allocations to rental-linked commercial mortgage-backed securities and agency mortgage-backed securities produced positive contributions relative to the benchmark as credit spreads moved lower and a resilient economy drove rental price increases.
Inflation
| Lower breakeven inflation expectations followed lower readings on the consumer price index (CPI), and opportunities to establish positions at more attractive levels. U.S. breakeven inflation positioning contributed positively over the year. In addition, tactical trading and positioning with regard to macroeconomic and capital market events also contributed positively to performance relative to the benchmark.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to U.S. interest rates was the largest detractor over the trailing year. With an expectation that lower inflation in the second half of the year would allow the Federal Reserve to ease monetary policy and lower interest rates, the Fund was positioned overweight U.S. duration. Though CPI increases slowed and the Federal Reserve did lower the federal funds target rate, the yield curve steepened and rose across most tenors, impacting long-duration bonds most significantly and detracting from relative performance.
Emerging markets
| While emerging markets were a relative bright spot within fixed-income markets in 2024, positioning in Mexico detracted within the Fund as the Peso came under pressure and an active currency position detracted relative to the Fund’s USD-hedged benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	(0.92)	(0.55)	1.42
Bloomberg World Government Inflation-Linked Bond Index USD Hedged	(0.28)	0.04	2.04
Bloomberg Global Aggregate Index (a)	(1.69)	(1.96)	0.15
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Global Aggregate Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Global Aggregate Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 71,867,588
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 397,157
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 71,867,588
Total number of portfolio holdings	280
Management services fees (represents 0.51% of Fund average net assets)	$ 397,157
Portfolio turnover for the reporting period	78%

Holdings [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At December 31, 2024, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Derivative Exposure
Long
Foreign Exchange Risk	2.2%
Interest Rate Risk	60.2%
Short
Foreign Exchange Risk	49.1%
Interest Rate Risk	76.1%
Credit Quality
Geographic Allocation

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 2
Shareholder Report [Line Items]
Fund Name	CTIVP® – BlackRock Global Inflation-Protected Securities Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP ® – BlackRock Global Inflation-Protected Securities Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 86	0.86%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Non-benchmark allocations to rental-linked commercial mortgage-backed securities and agency mortgage-backed securities produced positive contributions relative to the benchmark as credit spreads moved lower and a resilient economy drove rental price increases.
Inflation
| Lower breakeven inflation expectations followed lower readings on the consumer price index (CPI), and opportunities to establish positions at more attractive levels. U.S. breakeven inflation positioning contributed positively over the year. In addition, tactical trading and positioning with regard to macroeconomic and capital market events also contributed positively to performance relative to the benchmark.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to U.S. interest rates was the largest detractor over the trailing year. With an expectation that lower inflation in the second half of the year would allow the Federal Reserve to ease monetary policy and lower interest rates, the Fund was positioned overweight U.S. duration. Though CPI increases slowed and the Federal Reserve did lower the federal funds target rate, the yield curve steepened and rose across most tenors, impacting long-duration bonds most significantly and detracting from relative performance.
Emerging markets
| While emerging markets were a relative bright spot within fixed-income markets in 2024, positioning in Mexico detracted within the Fund as the Peso came under pressure and an active currency position detracted relative to the Fund’s USD-hedged benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	(1.20)	(0.78)	1.16
Bloomberg World Government Inflation-Linked Bond Index USD Hedged	(0.28)	0.04	2.04
Bloomberg Global Aggregate Index (a)	(1.69)	(1.96)	0.15
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Global Aggregate Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Global Aggregate Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 71,867,588
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 397,157
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 71,867,588
Total number of portfolio holdings	280
Management services fees (represents 0.51% of Fund average net assets)	$ 397,157
Portfolio turnover for the reporting period	78%

Holdings [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At December 31, 2024, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Derivative
Exposure
Long
Foreign Exchange Risk	2.2%
Interest Rate Risk	60.2%
Short
Foreign Exchange Risk	49.1%
Interest Rate Risk	76.1%
Credit Quality
Geographic Allocation

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 3
Shareholder Report [Line Items]
Fund Name	CTIVP® – BlackRock Global Inflation-Protected Securities Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP ® – BlackRock Global Inflation-Protected Securities Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 74	0.74%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Non-benchmark allocations to rental-linked commercial mortgage-backed securities and agency mortgage-backed securities produced positive contributions relative to the benchmark as credit spreads moved lower and a resilient economy drove rental price increases.
Inflation
| Lower breakeven inflation expectations followed lower readings on the consumer price index (CPI), and opportunities to establish positions at more attractive levels. U.S. breakeven inflation positioning contributed positively over the year. In addition, tactical trading and positioning with regard to macroeconomic and capital market events also contributed positively to performance relative to the benchmark.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to U.S. interest rates was the largest detractor over the trailing year. With an expectation that lower inflation in the second half of the year would allow the Federal Reserve to ease monetary policy and lower interest rates, the Fund was positioned overweight U.S. duration. Though CPI increases slowed and the Federal Reserve did lower the federal funds target rate, the yield curve steepened and rose across most tenors, impacting long-duration bonds most significantly and detracting from relative performance.
Emerging markets
| While emerging markets were a relative bright spot within fixed-income markets in 2024, positioning in Mexico detracted within the Fund as the Peso came under pressure and an active currency position detracted relative to the Fund’s USD-hedged benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	(1.06)	(0.68)	1.28
Bloomberg World Government Inflation-Linked Bond Index USD Hedged	(0.28)	0.04	2.04
Bloomberg Global Aggregate Index (a)	(1.69)	(1.96)	0.15
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Global Aggregate Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Global Aggregate Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 71,867,588
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 397,157
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 71,867,588
Total number of portfolio holdings	280
Management services fees (represents 0.51% of Fund average net assets)	$ 397,157
Portfolio turnover for the reporting period	78%

Holdings [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At December 31, 2024, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Derivative Exposure
Long
Foreign Exchange Risk	2.2%
Interest Rate Risk	60.2%
Short
Foreign Exchange Risk	49.1%
Interest Rate Risk	76.1%
Credit Quality
Geographic Allocation

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.